ACCRUED EXPENSES (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued payroll	$ 99,345	$ 62,180
Deferred rent	27,884	21,941
Accrued vacation	58,405	32,692
Accrued warranty reserve	5,000	5,000
Other accruals	148	977
Accrued Liabilities, Current	$ 190,782	$ 122,790